INVESTMENT IN PARTNERSHIP - 10-K (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 12,362	$ 12,018	$ 15,269
Income (loss) from equity method investments	(391)	$ (346)	$ 232
Largest Equity Investment
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 9,481
Ownership percentage	27.00%